Financial risk management	12 Months Ended
Dec. 31, 2023
Financial risk management [Abstract]
Financial risk management
Note 3.- Financial risk management

Atlantica’s activities are exposed to various financial risks: market risk (including currency risk and interest rate risk), credit risk and liquidity risk. Risk is managed by the Company’s Risk Management and Finance Departments, which are responsible for identifying and evaluating financial risks quantifying them by project, region and company, in accordance with mandatory internal management rules. The internal management rules provide written policies for the management of overall risk, as well as for specific areas. The internal management policies of the Company also define the use of hedging instruments and derivatives and the investment of excess cash.

a)	Market risk

The Company is exposed to market risk, such as movement in foreign exchange rates and interest rates. All of these market risks arise in the normal course of business and the Company does not carry out speculative operations. For the purpose of managing these risks, the Company uses a series of interest rate swaps and options, and currency options. None of the derivative contracts signed has an unlimited loss exposure.

-	Interest rate risk

Interest rate risk arises when the Company’s activities are exposed to changes in interest rates, which arises from financial liabilities at variable interest rates. The main interest rate exposure for the Company relates to the variable interest rate with reference to the EURIBOR and SOFR. To minimize the interest rate risk, the Company primarily uses interest rate swaps and interest rate options (caps), which, in exchange for a fee, offer protection against an increase in interest rates. The Company does not use derivatives for speculative purposes.

As of December 31, 2023, approximately 92% of the Project debt of the Company and approximately 94% of the Corporate debt either has fixed interest rates or has been hedged with swaps or caps. The Revolving Credit Facility of the Company has variable interest rates and is not hedged (Note 15).

In connection with the interest rate derivative positions of the Company, the most significant impacts on these Consolidated Financial Statements are derived from the changes in EURIBOR and SOFR, which represent the reference interest rate for most of the debt of the Company. In the event that EURIBOR and SOFR had risen by 25 basis points as of December 31, 2023, with the rest of the variables remaining constant, the effect in the consolidated profit and loss statement would have been a loss of $0.7 million (a loss of $1.3 million in 2022 and a loss of $2.5 million in 2021) and a gain in hedging reserves of $17.6 million ($18.4 million in 2022 and $22.4 million in 2021). The gain in hedging reserves would be mainly due to an increase in the fair value of interest rate swaps designated as hedges.

A breakdown of the interest rates derivatives as of December 31, 2023 and 2022, is provided in Note 10.

-	Currency risk

The main cash flows in the entities included in these Consolidated Financial Statements are cash collections arising from long-term contracts with clients and debt payments arising from project finance repayment. Given that financing of the projects is typically closed in the same currency in which the contract with client is signed, a natural hedge exists for the main operations of the Company.

In addition, to further mitigate this exposure, the Company policy is to contract currency options with leading financial institutions, which guarantee a minimum Euro-U.S. dollar exchange rate on the net distributions expected from solar assets in Europe. The net Euro exposure is 100% hedged for the coming 12 months and 75% for the following 12 months on a rolling basis.

Although the Company hedges cash-flows in euros, fluctuations in the value of the euro in relation to the U.S. dollar may affect its operating results. For example, revenue in euro-denominated companies could decrease when translated to U.S. dollars at the average foreign exchange rate solely due to a decrease in the average foreign exchange rate, in spite of revenue in the original currency being stable. Fluctuations in the value of the South African rand, the Colombian peso and the Uruguayan peso with respect to the U.S. dollar may also affect the operating results of the Company. Apart from the impact of these translation differences, the exposure of the profit and loss statement of the Company to fluctuations of foreign currencies is limited, as the financing of projects is typically denominated in the same currency as that of the contracted revenue agreement.

b)	Credit risk

The Company considers that it has a limited credit risk with clients as revenues primarily derive from power purchase agreements with electric utilities and state-owned entities. In addition, the diversification by geography and business sector helps to diversify credit risk exposure by diluting the exposure of the Company to a single client.

c)	Liquidity risk

Atlantica’s liquidity and financing policy is intended to ensure that the Company maintains sufficient funds to meet its financial obligations as they fall due.

Project finance borrowing permits the Company to finance the project through project debt and thereby insulate the rest of its assets from such credit exposure. The Company incurs in project-finance debt on a project-by-project basis.

The repayment profile of each project is established on the basis of the projected cash flow generation of the business. This ensures that sufficient financing is available to meet deadlines and maturities, which mitigates the liquidity risk significantly. In addition, the Company maintains a periodic communication with its lenders and regular monitoring of debt covenants and minimum ratios.

Corporate and Project debt repayment schedules are disclosed in Note 15 and 16, respectively.